UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:

/s/ Michael C. Antonacci.       New York, New York           August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   85,042
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                          FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                         VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------               ---------         ------      ---------  -------- ---- ----  ----------- --------- -----   ------- ----
ABERCROMBIE & FITCH CO        CL A              002896207     700       22,810  SH         SOLE        NONE      22,810
ALLSTATE CORP                 COM               020002101   1,149       40,000      CALL   SOLE        NONE      40,000
ANWORTH MORTGAGE ASSET CP     COM               037347101     926      130,000  SH         SOLE        NONE     130,000
ARLINGTON ASSET INVT CORP     CL A NEW          041356205   4,355      231,285  SH         SOLE        NONE     231,285
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105   4,144      167,505  SH         SOLE        NONE     167,505
AXIS CAPITAL HOLDINGS         SHS               G0692U109   2,427       81,660  SH         SOLE        NONE      81,660
BANK OF AMERICA CORPORATION   COM               060505104     804       55,950  SH         SOLE        NONE      55,950
BHP BILLITON PLC              SPONSORED ADR     05545E209   2,105       40,915  SH         SOLE        NONE      40,915
CAMBIUM LEARNING GRP INC      COM               13201A107     145       40,383  SH         SOLE        NONE      40,383
COLE KENNETH PRODTNS INC      CL A              193294105   1,103      100,140  SH         SOLE        NONE     100,140
COMCAST CORP NEW              CL A SPL          20030N200   1,383       84,175  SH         SOLE        NONE      84,175
COWEN GROUP INC NEW           CL A              223622101     190       46,415  SH         SOLE        NONE      46,415
E M C CORP MASS               COM               268648102   2,137      116,780  SH         SOLE        NONE     116,780
ECHOSTAR CORP                 CL A              278768106   1,212       63,500  SH         SOLE        NONE      63,500
EXELON CORP                   COM               30161N101   2,278       60,000      CALL   SOLE        NONE      60,000
EXXON MOBIL CORP              COM               30231G102   6,706      117,500      CALL   SOLE        NONE     117,500
HARTFORD FINL SVCS GROUP INC  COM               416515104     666       30,110  SH         SOLE        NONE      30,110
INGRAM MICRO INC              CL A              457153104   9,389      618,075  SH         SOLE        NONE     618,075
INVESTORS BANCORP INC         COM               46146P102   5,005      381,450  SH         SOLE        NONE     381,450
KEARNY FINL CORP              COM               487169104   1,939      211,648  SH         SOLE        NONE     211,648
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708   4,268       82,338  SH         SOLE        NONE      82,338
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100     677       13,025  SH         SOLE        NONE      13,025
MASTERCARD INC                CL A              57636Q104   3,203       16,055  SH         SOLE        NONE      16,055
MI DEVS INC                   CL A SUB VTG      55304X104   2,298      187,900  SH         SOLE        NONE     187,900
NU HORIZONS ELECTRS CORP      COM               669908105     466      152,406  SH         SOLE        NONE     152,406
PHH CORP                      COM NEW           693320202     820       43,050  SH         SOLE        NONE      43,050
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   1,027       28,940  SH         SOLE        NONE      28,940
REPUBLIC AWYS HLDGS INC       COM               760276105   2,321      379,820  SH         SOLE        NONE     379,820
RIO TINTO PLC                 SPONSORED ADR     767204100   1,750       40,145  SH         SOLE        NONE      40,145
SCHWEITZER-MAUDUIT INTL INC   COM               808541106   1,141       22,625  SH         SOLE        NONE      22,625
SPDR GOLD TRUST               GOLD SHS          78463V107   1,091        8,970  SH         SOLE        NONE       8,970
STUDENT LN CORP               COM               863902102     660       27,407  SH         SOLE        NONE      27,407
TFS FINL CORP                 COM               87240R107   1,886      152,000  SH         SOLE        NONE     152,000
TRAVELCENTERS OF AMERICA LLC  COM               894174101     135       58,181  SH         SOLE        NONE      58,181
WAL MART STORES INC           COM               931142103   3,769       78,415  SH         SOLE        NONE      78,415
WAL MART STORES INC           COM               931142103   3,004       62,500      CALL   SOLE        NONE      62,500
WALGREEN CO                   COM               931422109   3,124      117,015  SH         SOLE        NONE     117,015
WELLPOINT INC                 COM               94973V107   2,453       50,135  SH         SOLE        NONE      50,135
WHITE MTNS INS GROUP LTD      COM               G9618E107   1,448        4,465  SH         SOLE        NONE       4,465
XYRATEX LTD                   COM               G98268108     737       52,100  SH         SOLE        NONE      52,100


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